Equity (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Proposed Distribution of Profit
The Company’s Board of Directors will submit the following proposed distribution of 2021 profit for approval at the Shareholders’ Meeting:

Millions of euros
Legal reserve	21
Unrestricted reserves	185
Total	206

Schedule of Subordinated Securities
The characteristic of undated deeply subordinated securities, the detail of the tender offer and the amounts repurchased in the operations and the amount amortized in advance, are the following (million euros):

Issue date	Annual Fix	Variable	Exercisable by issuer	12/31/2020	Tender Offer	Amount repurchased	Redemption	12/31/2021
11/24/2021	2.875%	from 05/24/28 rate SWAP + spread incremental	2028	—	—	—	—	750
02/12/2021	2.376%	from 05/12/29 rate SWAP + spread incremental	2029	—	—	—	—	1,000
02/05/2020	2.502%	from 05/05/27 rate SWAP + spread incremental	2027	500	—	—	—	500
09/24/2019	2.875%	from 09/24/27 rate SWAP + spread incremental	2027	500	—	—	—	500
03/14/2019	4.375%	from 03/14/25 rate SWAP + spread incremental	2025	1,300	—	—	—	1,300
03/22/2018	3%	from 12/04/23 rate SWAP + spread incremental	2023	1,250	1,250	(426)	—	824
	3.875%	from 09/22/26 rate SWAP + spread incremental	2026	1,000			—	1,000
12/07/2017	2.625%	from 06/07/23 rate SWAP + spread incremental	2023	1,000	1,000	(324)	—	676
09/15/2016	3.75%	from 03/15/22 rate SWAP + spread incremental	2022	1,000	1,000	(873)	(127)	—
03/31/2014	5.875%	from 03/31/24 rate SWAP + spread incremental	2024	1,000	1,000	—	—	1,000
				7,550				7,550

Schedule of Breakdown of Accumulated Contribution of Translation Differences	The breakdown of the accumulated contribution of translation differences attributable to equity holders of the parent at December 31 is as follows:

Millions of euros	2021	2020	2019
Brazilian real	(15,292)	(15,365)	(10,910)
Pound sterling	309	(3,344)	(2,868)
Venezuelan bolivar	(3,755)	(3,754)	(3,728)
Argentine peso	(1,702)	(2,178)	(1,936)
Other currencies	(1,452)	(1,339)	(810)
Total Group	(21,892)	(25,980)	(20,252)

Schedule of Treasury Share Instruments
Telefónica, S.A. held the following treasury shares at December 31, 2021, 2020 and 2019:

		Euros per share
	Number of shares	Acquisition price	Trading price	Market value(*)%
Treasury shares at 12/31/21	139,329,370	3.92	3.85	537	2.411%
Treasury shares at 12/31/20	98,231,380	4.84	3.25	319	1.777%
Treasury shares at 12/31/19	77,562,635	9.88	6.23	483	1.494%
(*) Millions of euros.
The following transactions involving treasury shares were carried out in 2021, 2020 and 2019:

Number of shares
Treasury shares at 12/31/18	65,496,120
Acquisitions	14,033,446
Employee share option plan	(1,966,931)
Treasury shares at 12/31/19	77,562,635
Acquisitions	68,640,303
Scrip dividend	6,252,817
Employee share option plan	(3,118,898)
Other movements	(51,105,477)
Treasury shares at 12/31/20	98,231,380
Acquisitions	122,032,764
Scrip dividend	6,291,518
Employee share option plan	(4,329,826)
Capital amortization	(82,896,466)
Treasury shares at 12/31/21	139,329,370

Schedule of Equity Attributable to Non-Controlling Interests	“Equity attributable to non-controlling interests” represents the share of non-controlling interests in the equity and income or loss for the year of fully consolidated Group companies. The movements in this balance for the 2021, 2020 and 2019 consolidated statements of financial position are as follows:

Millions of euros	Balance at 12/31/20	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/21
Telefônica Brasil, S.A.	3,106	—	(63)	(236)	271	17	11	3,106
Telefónica Deutschland Holding, A.G.	2,346	—	(56)	(165)	218	—	10	2,353
Colombia Telecomunicaciones, S.A., ESP	408	—	—	—	7	(28)	22	409
Telefónica Centroamericana Inversiones, S.L.	55	—	—	—	(15)	5	(3)	42
Telxius Telecom, S.A.	1,089	—	—	(2,645)	2,098	16	(12)	546
Other	21	—	—	(5)	1	—	4	21
Total	7,025	—	(119)	(3,051)	2,580	10	32	6,477

Millions of euros	Balance at 12/31/19	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/20
Telefônica Brasil, S.A.	4,442	(2)	—	(272)	217	(1,296)	17	3,106
Telefónica Deutschland Holding, A.G.	2,544	—	—	(156)	(30)	—	(12)	2,346
Colombia Telecomunicaciones, S.A., ESP	526	—	—	—	11	(62)	(67)	408
Telefónica Centroamericana Inversiones, S.L.	106	—	—	(39)	(8)	(5)	1	55
Telxius Telecom, S.A.	681	323	—	(44)	187	(69)	11	1,089
Other	33	—	(3)	(5)	(2)	(3)	1	21
Total	8,332	321	(3)	(516)	375	(1,435)	(49)	7,025

Millions of euros	Balance at 12/31/18	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/19
Telefônica Brasil, S.A.	4,604	(3)	—	(374)	307	(85)	(7)	4,442
Telefónica Deutschland Holding, A.G.	2,873	—	—	(247)	(75)	—	(7)	2,544
Colombia Telecomunicaciones, S.A., ESP	523	(1)	—	—	11	4	(11)	526
Telefónica Centroamericana Inversiones, S.L.	316	—	(414)	—	196	7	1	106
Telxius Telecom, S.A.	677	—	—	(87)	86	7	(2)	681
Other	40	—	—	(2)	(3)	—	(2)	33
Total	9,033	(4)	(414)	(710)	522	(67)	(28)	8,332

Schedule of Condensed Financial Statements of Non-controlling Interests
Note 4 contains the revenues, OIBDA, Operating income, capital expenditure and the main items of the statement of financial position for the main segments of the Telefónica Group with non-controlling interests, namely Telefónica Brazil and Telefónica Germany. The detail of these figures for Colombia Telecomunicaciones and Telxius Telecom is as follows:

Millions of euros
Colombia Telecomunicaciones	2021	2020	2019
Revenues	1,312	1,249	1,410
OIBDA	413	438	558
Depreciation and amortization	(314)	(325)	(386)
Operating income	99	113	172
Capital Expenditure	151	156	309
Fixed Assets	1,264	1,530	1,904
Total allocated assets	2,725	2,864	3,296
Total allocated liabilities	1,878	2,049	1,825

Millions of euros
Telxius Telecom	2021	2020	2019
Revenues	587	826	842
OIBDA	6,332	520	504
Depreciation and amortization	(72)	(269)	(249)
Operating income	6,260	251	255
Capital Expenditure	91	348	284
Fixed Assets	475	452	1,145
Total allocated assets	2,083	2,840	2,184
Total allocated liabilities	1,225	2,785	2,250

Schedule of Subsidiary Cash Flows
The statements of cash flows of these companies are as follows:

Millions of euros
Telefónica Brazil	2021	2020	2019
Net cash flow provided by operating activities	2,949	3,517	4,231
Net cash flow used in investing activities	(1,295)	(1,238)	(1,900)
Net cash flow used in financing activities	(1,467)	(1,817)	(2,230)
	187	462	101

Millions of euros
Telefónica Germany	2021	2020	2019
Net cash flow provided by operating activities	2,407	2,386	2,249
Net cash flow used in investing activities	(875)	(459)	(1,194)
Net cash flow used in financing activities	(1,820)	(1,342)	(997)
	(288)	585	58

Millions of euros
Colombia Telecomunicaciones	2021	2020	2019
Net cash flow provided by operating activities	344	276	237
Net cash flow provided by (used in) investing activities	(153)	(189)	15
Net cash flow provided by (used in) financing activities	(218)	(42)	(169)
	(27)	45	83

Millions of euros
Telxius	2021	2020	2019
Net cash flow provided by operating activities	(627)	528	463
Net cash flow provided by (used in) investing activities	6,874	(1,141)	(199)
Net cash flow provided by (used in) financing activities	(6,164)	575	(251)
	83	(38)	13